UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.8%
United Technologies Corp.	279,482	$32,078,944

		$32,078,944

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	246,752	$17,573,677

		$17,573,677

Banks — 5.5%
Bank of America Corp.	2,127,817	$32,236,428
JPMorgan Chase & Co.	824,204	44,820,213
PNC Financial Services Group, Inc. (The)	256,440	21,679,438

		$98,736,079

Beverages — 2.0%
Constellation Brands, Inc., Class A(1)	323,457	$35,725,826

		$35,725,826

Biotechnology — 3.9%
Celgene Corp.(1)	292,816	$34,891,954
Gilead Sciences, Inc.(1)	340,271	35,670,609

		$70,562,563

Chemicals — 2.3%
LyondellBasell Industries NV, Class A	160,227	$12,672,354
Monsanto Co.	235,338	27,765,177

		$40,437,531

Communications Equipment — 2.1%
QUALCOMM, Inc.	613,238	$38,302,845

		$38,302,845

Consumer Finance — 3.1%
American Express Co.	399,670	$32,249,372
Discover Financial Services	421,325	22,911,654

		$55,161,026

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	871,526	$39,837,453

		$39,837,453

Electric Utilities — 1.7%
NextEra Energy, Inc.	274,252	$29,959,288

		$29,959,288

Electrical Equipment — 0.7%
Emerson Electric Co.	230,637	$13,132,471

		$13,132,471

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,562,727	$37,146,021

		$37,146,021

Energy Equipment & Services — 1.3%
Halliburton Co.	572,119	$22,879,039

		$22,879,039

Security	Shares	Value
Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	218,308	$31,215,861
CVS Health Corp.	328,436	32,239,278

		$63,455,139

Food Products — 2.6%
Hershey Co. (The)	195,143	$19,945,566
Mondelez International, Inc., Class A	746,603	26,310,290

		$46,255,856

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	603,633	$27,018,613
Medtronic PLC	390,184	27,859,135

		$54,877,748

Health Care Technology — 1.5%
Cerner Corp.(1)	394,575	$26,180,051

		$26,180,051

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	131,751	$21,744,185

		$21,744,185

Industrial Conglomerates — 5.1%
Danaher Corp.	382,254	$31,490,084
General Electric Co.	1,389,756	33,201,271
Roper Industries, Inc.	178,690	27,579,015

		$92,270,370

Insurance — 3.0%
ACE, Ltd.	255,573	$27,591,661
Aflac, Inc.	454,798	25,959,870

		$53,551,531

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(1)	163,584	$57,995,436

		$57,995,436

Internet Software & Services — 5.6%
Facebook, Inc., Class A(1)	363,190	$27,569,753
Google, Inc., Class C(1)	137,140	73,304,073

		$100,873,826

IT Services — 2.0%
Visa, Inc., Class A	143,505	$36,580,860

		$36,580,860

Machinery — 1.5%
Deere & Co.	316,679	$26,977,884

		$26,977,884

Media — 4.9%
Comcast Corp., Class A	601,975	$31,991,961
Live Nation Entertainment, Inc.(1)	833,462	19,811,392
Walt Disney Co. (The)	398,991	36,292,221

		$88,095,574

Multi-Utilities — 1.6%
Sempra Energy	259,839	$29,081,181

		$29,081,181

Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.	325,234	$26,587,879
Devon Energy Corp.	484,984	29,229,986

Security	Shares	Value
Exxon Mobil Corp.	426,919	$37,321,259
Occidental Petroleum Corp.	350,675	28,054,000

		$121,193,124

Pharmaceuticals — 5.5%
Johnson & Johnson	259,538	$25,990,136
Merck & Co., Inc.	729,714	43,987,160
Perrigo Co. PLC	184,445	27,987,684

		$97,964,980

Real Estate Investment Trusts (REITs) — 2.0%
Simon Property Group, Inc.	184,855	$36,723,294

		$36,723,294

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	333,563	$26,464,888

		$26,464,888

Software — 4.2%
Microsoft Corp.	1,174,103	$47,433,761
Oracle Corp.	678,031	28,402,719

		$75,836,480

Specialty Retail — 1.4%
TJX Cos., Inc. (The)	383,912	$25,315,157

		$25,315,157

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	682,490	$79,960,528

		$79,960,528

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	346,856	$31,997,466

		$31,997,466

Tobacco — 2.1%
Altria Group, Inc.	716,298	$38,035,424

		$38,035,424

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	472,369	$14,256,096

		$14,256,096

Total Common Stocks (identified cost $1,617,792,916)		$1,777,219,841

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$18,853	$18,852,940

Total Short-Term Investments (identified cost $18,852,940)		$18,852,940

Total Investments — 99.9% (identified cost $1,636,645,856)		$1,796,072,781

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,125	$2,090	2/6/15	$(16,875)
S&P 500 Index	1,090	2,035	2/13/15	(1,226,250)
S&P 500 Index	750	2,085	2/20/15	(213,750)
S&P 500 Index	1,220	2,055	2/27/15	(1,464,000)

Total Call Options Written (premiums received $6,821,879)				$(2,920,875)

Other Assets, Less Liabilities — 0.3%				$4,401,096

Net Assets — 100.0%				$1,797,553,002

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $3,695.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,637,016,767

Gross unrealized appreciation	$199,163,797
Gross unrealized depreciation	(40,107,783)

Net unrealized appreciation	$159,056,014

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,300	$6,137,586
Options written	13,805	19,818,886
Options terminated in closing purchase transactions	(7,465)	(10,319,598)
Options expired	(6,455)	(8,814,995)

Outstanding, end of period	4,185	$6,821,879

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,920,875.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,777,219,841 *	$—	$—	$1,777,219,841
Short-Term Investments	—	18,852,940	—	18,852,940
Total Investments	$1,777,219,841	$18,852,940	$—	$1,796,072,781

Liability Description
Call Options Written	$(2,920,875)	$—	$—	$(2,920,875)
Total	$(2,920,875)	$—	$—	$(2,920,875)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015